Business Organization - Narrative (Details) $ / shares in Units, $ in Thousands				8 Months Ended	12 Months Ended
	Dec. 05, 2017 USD ($) $ / shares shares	May 03, 2017 USD ($) vote $ / shares shares	May 02, 2017 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Conversion ratio		0.8			1.25
Preferred stock, shares authorized (in shares)		50,000,000		50,000,000	50,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01	$ 0.01
Carvana Group
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by Carvana Co.				12.90%	12.90%
Ownership percentage by existing unitholders				87.10%	87.10%
Class A Common Units | Carvana Group
Subsidiary, Sale of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)		43,100,000
Class A Common Units | Ernest Garcia, II
Subsidiary, Sale of Stock [Line Items]
Investment owned, balance (in shares)		200,000
Interest acquired		0.10%
Class A Common Units | Carvana Group
Subsidiary, Sale of Stock [Line Items]
Investment owned, balance (in shares)		18,800,000
LLC price per unit, multiple on initial public offering price less underwriting discounts and commissions (in dollars per share)		0.8
Class A
Subsidiary, Sale of Stock [Line Items]
Stock sold during period, net proceeds | $				$ 205,800
Common stock, shares authorized (in shares)		500,000,000		500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Number of votes | vote		1
Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)		125,000,000		125,000,000	125,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Number of votes | vote		1
Common stock, shares issued (in shares)		117,200,000	117,200,000
Conversion ratio		0.80
Class B | Garcia Parties
Subsidiary, Sale of Stock [Line Items]
Number of votes | vote		10
Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Stock sold during period, net proceeds | $	$ 98,500			$ 98,507
Preferred stock, shares authorized (in shares)	100,000			100,000	100,000
Preferred stock initial value per share (in dollars per share) | $ / shares	$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01			$ 0.01	$ 0.01
Issuance of stock (in shares)	100,000
Convertible Preferred Stock | Carvana Group
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	100,000
IPO | Class A
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		15,000,000
Sale of stock, price per share (in dollars per share) | $ / shares		$ 15.00
Stock sold during period, net proceeds | $		$ 205,800